Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Shareholders' equity in total KRW (₩)	Shareholders' equity in total USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)	Other equity USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2022	₩ 31,627,342		₩ 28,761,897		₩ 3,640,303		₩ 3,112,449		₩ 682,385		₩ (2,423,392)		₩ 23,750,152		₩ 2,865,445
Comprehensive income [abstract]
Net income	2,626,894		2,506,296		0		0		0		0		2,506,296		120,598
Net gain(loss) on valuation of financial instruments at FVTOCI	725,525		725,513		0		0		0		725,513		0		12
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		0		(86)		86		0
Net gain (loss) on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	0
Changes in capital due to equity method	2,965		2,946		0		0		0		2,996		(50)		19
Loss on foreign currency translation of foreign operations	45,080		39,780		0		0		0		39,780		0		5,300
Gain on valuation of hedges of net investments in foreign operations	(14,049)		(14,049)		0		0		0		(14,049)		0		0
Gain/Loss on valuation of cash flow hedge	(16,524)		(16,524)		0		0		0		(16,524)		0		0
Remeasurement gain(loss) related to defined benefit plan	(79,460)		(79,498)		0		0		0		(79,498)		0		38
Transactions with shareholders and others [abstract]
Comprehensive stock exchange	(2,634)		411,381		162,373		0		249,008		0		0		(414,015)
Dividends to common stocks	(990,023)		(978,376)		0		0		0		0		(978,376)		(11,647)
Changes in treasury stocks	(134,401)		(134,401)		0		0		1,128		(35,529)		(100,000)		0
Issuance of hybrid securities	798,007		498,680		0		498,680		0		0		0		299,327
Dividends to hybrid securities	(226,785)		(131,148)		0		0		0		0		(131,148)		(95,637)
Redemption of hybrid securities	(1,099,392)		(1,695)		0		0		0		(1,695)		0		(1,097,697)
Changes in subsidiaries' capital	(3,795)		(1,868)		0		0		(1,869)		60,491		(60,490)		(1,927)
Changes in non-controlling interests related to business combinations	138,478		0		0		0		0		0		0		138,478
Others	262		77,947		0		0		4,911		73,036		0		(77,685)
Balance at end at Dec. 31, 2023	33,397,490		31,666,881		3,802,676		3,611,129		935,563		(1,668,957)		24,986,470		1,730,609
Comprehensive income [abstract]
Net income	3,171,469		3,085,995		0		0		0		0		3,085,995		85,474
Net gain(loss) on valuation of financial instruments at FVTOCI	34,058		34,203		0		0		0		34,203		0		(145)
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		0		(53,460)		53,460		0
Net gain (loss) on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	1,348		1,348		0		0		0		1,348		0		0
Changes in capital due to equity method	(5,367)		(5,367)		0		0		0		(5,357)		(10)		0
Loss on foreign currency translation of foreign operations	522,845		508,631		0		0		0		508,631		0		14,214
Gain on valuation of hedges of net investments in foreign operations	(114,827)		(114,827)		0		0		0		(114,827)		0		0
Gain/Loss on valuation of cash flow hedge	6,591		6,591		0		0		0		6,591		0		0
Remeasurement gain(loss) related to defined benefit plan	(61,929)		(61,954)		0		0		0		(61,954)		0		25
Transactions with shareholders and others [abstract]
Dividends to common stocks	(882,159)		(878,330)		0		0		0		0		(878,330)		(3,829)
Changes in treasury stocks	(132,123)		(132,123)		0		0		733		3,832		(136,688)		0
Issuance of hybrid securities	1,954,820		1,196,850		0		1,196,850		0		0		0		757,970
Dividends to hybrid securities	(234,931)		(158,682)		0		0		0		0		(158,682)		(76,249)
Redemption of hybrid securities	(1,708,213)		(1,049,743)		0		(997,544)		0		(52,199)		0		(658,470)
Changes in subsidiaries' capital	2,118		11,827		0		0		12,256		1,264		(1,693)		(9,709)
Changes in non-controlling interests related to business combinations	4,451		(1,148)		0		0		(1,148)		0		0		5,599
Others	(60,372)		(13,316)		0		0		(13,304)		0		(12)		(47,056)
Balance at end at Dec. 31, 2024	35,895,269	$ 24,848,754	34,096,836	$ 23,603,776	3,802,676	$ 2,632,429	3,810,435	$ 2,637,801	934,100	$ 646,637	(1,400,885)	$ (969,773)	26,950,510	$ 18,656,682	1,798,433	$ 1,244,978
Comprehensive income [abstract]
Net income	3,227,508	2,234,266	3,124,346	2,162,851	0	0	0	0	0	0	0	0	3,124,346	2,162,851	103,162	71,415
Net gain(loss) on valuation of financial instruments at FVTOCI	(1,321,567)	(914,864)	(1,168,408)	(808,839)	0	0	0	0	0	0	(1,168,408)	(808,839)	0	0	(153,159)	(106,025)
Net gain (loss) due to disposal of equity securities at FVTOCI	0	0	0	0	0	0	0	0	0	0	1,319	913	(1,319)	(913)	0	0
Net gain (loss) on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	(74)	(51)	(74)	(51)	0	0	0	0	0	0	(74)	(51)	0	0	0	0
Changes in capital due to equity method	(2,335)	(1,616)	(2,335)	(1,616)	0	0	0	0	0	0	(2,335)	(1,616)	0	0	0	0
Loss on foreign currency translation of foreign operations	(116,405)	(80,583)	(107,013)	(74,081)	0	0	0	0	0	0	(107,013)	(74,081)	0	0	(9,392)	(6,502)
Gain on valuation of hedges of net investments in foreign operations	22,319	15,450	22,319	15,450	0	0	0	0	0	0	22,319	15,450	0	0	0	0
Gain/Loss on valuation of cash flow hedge	(167,670)	(116,071)	(130,513)	(90,349)	0	0	0	0	0	0	(130,513)	(90,349)	0	0	(37,157)	(25,722)
Remeasurement gain(loss) related to defined benefit plan	(8,681)	(6,009)	(10,774)	(7,458)	0	0	0	0	0	0	(10,774)	(7,458)	0	0	2,093	1,449
Net financial gain on insurance contract assets (liabilities)	1,786,814	1,236,935	1,534,529	1,062,289	0	0	0	0	0	0	1,534,529	1,062,289	0	0	252,285	174,646
Net financial loss on reinsurance contract assets (liabilities)	(15,631)	(10,821)	(10,461)	(7,242)	0	0	0	0	0	0	(10,461)	(7,242)	0	0	(5,170)	(3,579)
Transactions with shareholders and others [abstract]
Dividends to common stocks	(928,710)	(642,906)	(927,296)	(641,927)	0	0	0	0	0	0	0	0	(927,296)	(641,927)	(1,414)	(979)
Changes in treasury stocks	(149,998)	(103,837)	(149,998)	(103,837)	0	0	0	0	2	2	0	0	(150,000)	(103,839)	0	0
Issuance of hybrid securities	797,841	552,311	797,841	552,311	0	0	797,841	552,311	0	0	0	0	0	0	0	0
Dividends to hybrid securities	(250,188)	(173,194)	(150,059)	(103,879)	0	0	0	0	0	0	0	0	(150,059)	(103,879)	(100,129)	(69,315)
Redemption of hybrid securities	(1,541,784)	(1,067,309)	(897,007)	(620,958)	0	0	(897,778)	(621,493)	0	0	771	535	0	0	(644,777)	(446,351)
Transfer of redemption loss of hybrid securities to retained earnings	0	0	0	0	0	0	0	0	0	0	2,456	1,700	(2,456)	(1,700)	0	0
Changes in subsidiaries' capital	0	0	225	156	0	0	0	0	225	156	49,742	34,434	(49,742)	(34,434)	(225)	(156)
Changes in non-controlling interests related to business combinations	643,304	445,332	0	0	0	0	0	0	0	0	0	0	0	0	643,304	445,332
Others	(10,764)	(7,452)	(4,819)	(3,336)	0	0	0	0	(891)	(617)	0	0	(3,928)	(2,719)	(5,945)	(4,116)
Balance at end at Dec. 31, 2025	₩ 37,859,248	$ 26,208,335	₩ 36,017,339	$ 24,933,260	₩ 3,802,676	$ 2,632,429	₩ 3,710,498	$ 2,568,619	₩ 933,436	$ 646,178	₩ (1,219,327)	$ (844,088)	₩ 28,790,056	$ 19,930,122	₩ 1,841,909	$ 1,275,075